Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	¥ 66,881	$ 9,564	¥ 109,030	¥ 11,530
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	(267)	(38)	(1,230)	1,883
Non-vested restricted share units
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	¥ 67,148	$ 9,602	¥ 110,260	¥ 9,647